Provisions for legal proceedings, judicial deposits and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of provisions for legal proceedings

Non-current liabilities	06.30.2023	12.31.2022
Labor claims	810	737
Tax claims	536	466
Civil claims	1,868	1,504
Environmental claims	315	303
Total	3,529	3,010

Schedule of reconciliation of provisions for legal proceedings

	Jan-Jun/2023	Jan-Jun/2022
Opening Balance	3,010	2,018
Additions, net of reversals	335	396
Use of provision	(262)	(225)
Revaluation of existing proceedings and interest charges	188	161
Others	(5)	(5)
Translation adjustment	263	123
Closing Balance	3,529	2,468

Schedule of non current assets

Non-current assets	06.30.2023	12.31.2022
Tax	9,450	7,876
Labor	986	907
Civil	2,715	2,089
Environmental	114	109
Others	70	72
Total	13,335	11,053

Schedule of reconciliation of judicial deposits with legal proceedings

	Jan-Jun/2023	Jan-Jun/2022
Opening Balance	11,053	8,038
Additions	783	861
Use	(48)	(45)
Accruals and charges	571	386
Others	(6)	(9)
Translation adjustment	982	485
Closing Balance	13,335	9,716

Schedule of estimated contingent liabilities for which the possibility of loss is classified as possible

Nature	06.30.2023	12.31.2022
Tax	35,295	32,094
Labor	9,627	8,272
Civil	8,783	7,548
Environmental	1,501	1,257
Total	55,206	49,171